Significant accounting policies- Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		3 Months Ended		9 Months Ended
	Jan. 24, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Feb. 15, 2023	Dec. 31, 2022
Disclosure of Account Polices [Line Items]
Common shares and/or quotas		401,873,146,000		401,873,146,000			401,803,041,000
Par value per share		R$ 0.0000025		R$ 0.0000025		R$ 1.00
Proportion of voting capital of indirect subsidiaries				50.00%
Acquisition-related costs related to legal fees and due diligence				R$ 362
Profit (loss)		R$ 104,161	R$ (29,595)	192,550	R$ (42,892)
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of Account Polices [Line Items]
Common shares and/or quotas						416,667
Inter US Finance, LLC [Member]
Disclosure of Account Polices [Line Items]
Proportion of voting capital of indirect subsidiaries	100.00%
Goodwill recognised as of acquisition date		(1,918)		(1,918)
Profit (loss)				3,894
Inter US Management, LLC [Member]
Disclosure of Account Polices [Line Items]
Proportion of voting capital of indirect subsidiaries	100.00%
Goodwill recognised as of acquisition date		R$ (1,114)		(1,114)
Profit (loss)				R$ 3,938